Property and equipment, net (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 44,868	$ 44,868	$ 31,606
Less: accumulated depreciation	(34,209)	(29,515)	(21,767)
Total	10,659	15,353	9,839
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	22,690	22,690	11,863
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 22,178	$ 22,178	$ 19,743